Borrowings (Details) - Schedule of Borrowings - Short-Term Debt [Member] - USD ($)		Mar. 31, 2024	Sep. 30, 2023
Schedule of Borrowings [Line Items]
Short-term bank loans		$ 18,835,782	$ 16,036,184
Short-term loans from third-party individuals and entities	[1]	7,264,299	7,879,608
Total		$ 26,100,081	$ 23,915,792

[1]	As of March 31, 2024, the third-party loan balance includes a short-term loan of $387,796 from Chengdu Airport Factoring Company, with another third party, Chengdu Juyuan Company, providing a guarantee for the loan. Per the agreement among all parties, Jiangsu Austin has pledged its investment of $8.31 million, representing a 50% equity stake in Sichuan Ausheet, to secure the guarantee provided by Chengdu Juyuan Company. The equity pledge remains in effect as long as Sichuan Ausheet has an outstanding loan balance owed to Chengdu Airport Factoring Company. Upon repayment of the loan, Jiangsu Austin retains the right to dispose of the 50% pledged equity. There was no outstanding balance of the loan with Chengdu Airport Factoring Company as of September 30, 2023, hence no pledge at the time for this loan.